Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
change in level 3
Balance, December 31, 2018	$376,172
Issued during the three months ended March 31, 2019	$21,192
Exercises/Conversions	$—
Change in fair value recognized in operations	$(195,457)
Balance, March 31, 2019	$201,907

Balance, June 30, 2017	$5,072,579
Issued	4,017,623
Exercises/Conversions	$(5,276,018)
Change in fair value recognized in operations	$1,795,205
Balance, December 31, 2017	$5,609,389
Issued	$—
Exercises/Conversions	$(3,257,359)
Change in fair value recognized in operations	$(1,975,858)
Balance, December 31, 2018	$376,172

The estimated fair value of the derivative instruments
Estimated Dividends	None
Expected Volatility	66.7%
Risk Free Interest Rate	2.396%
Expected term	.1 to 3.75 years

	December 31, 2018	December 31, 2017
Estimated dividends	None	None
Expected volatility	106%	165%
Risk free interest rate	2.41%	1.39%
Expected term	.1 to 4.0 years	1 to 4.8 years

Sales by sales channel
	Three Months Ended
	March 31, 2019	March 31, 2018
Online	$60,960	$26,982
Distributor	1,421	18,836
Retailer	14,048	5,091
Total	$76,429	$50,909